Investment securities and fair value disclosure- Fair value hierarchy (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Assets
Convertible bond accounted for under the fair value option	¥ 4,622	¥ 3,719
Recurring basis
Assets
Short-term investments	4,700	14,148
Restricted cash	1,346	2,297
Convertible bond accounted for under the fair value option	4,622	3,719
Assets	28,863	33,330
Liabilities
Forward exchange contracts	461
Contingent consideration in relation to investments and acquisitions	1,264	1,278
Liabilities	1,725
Recurring basis | Level 1
Assets
Short-term investments	4,700	14,148
Restricted cash	1,346	2,297
Assets	24,063	28,994
Recurring basis | Level 2
Assets
Assets	178	617
Liabilities
Forward exchange contracts	461
Liabilities	461
Recurring basis | Level 3
Assets
Convertible bond accounted for under the fair value option	4,622	3,719
Assets	4,622	3,719
Liabilities
Contingent consideration in relation to investments and acquisitions	1,264	1,278
Liabilities	1,264
Listed equity securities
Assets
Trading securities	771	676
Listed equity securities | Recurring basis
Assets
Trading securities	771	676
Available-for-sale securities	17,246	11,637
Listed equity securities | Recurring basis | Level 1
Assets
Trading securities	771	676
Available-for-sale securities	17,246	11,637
Financial derivatives
Assets
Trading securities	178	617
Financial derivatives | Recurring basis
Assets
Trading securities	178	617
Financial derivatives | Recurring basis | Level 2
Assets
Trading securities	¥ 178	617
Equity fund
Assets
Available-for-sale securities		236
Equity fund | Recurring basis
Assets
Available-for-sale securities		236
Equity fund | Recurring basis | Level 1
Assets
Available-for-sale securities		¥ 236